Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Finance Income And Expense [Abstract]
Net foreign exchange rate gains on financial activities	$ 37,125	$ 0		$ 31,574
Interest income on bank deposits	32,280	7,658		1,396
Other finance income	49	894		0
Finance income	69,454	8,552	[1]	32,970	[1]
Interest expense on credit facilities and financing obligations	116,270	33,331		11,681
Interest expense to related parties	85,203	37,945		30,770
Loss on debt modification	6,829	0		0
Interest expense related to lease liabilities	5,008	6,201		2,377
Credit facility expenses	0	0		377
Other finance expenses	11	5		13
Net foreign exchange rate losses on financial activities	0	30,920		0
Finance expense	$ 213,321	$ 108,402	[1]	$ 45,218	[1]

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.